Restructuring - Activity of Accrued Restructuring Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Current, Beginning balance					$ 34
Charges	(18)	(17)	28	1,101		1,094
Payments					(34)	(1,067)
Other						7
Restructuring Reserve Current, Ending balance	34					34
Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Current, Beginning balance					34
Charges						1,101
Payments					(34)	(1,067)
Other
Restructuring Reserve Current, Ending balance	34					34
Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Current, Beginning balance
Charges						(7)
Payments
Other						7
Restructuring Reserve Current, Ending balance